Note 19 - Share-based Compensation - Stock Options Outstanding (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options outstanding (in shares)	2,800,000	72,318,158	75,063,552	82,247,600
Weighted average exercise price in RMB (in CNY per share)	¥ 1.17	¥ 0.92	¥ 0.90	¥ 0.88
Exercisable shares (in shares)	2,800,000
Options 2012 Plan G [Member]
Options outstanding (in shares)	2,800,000
Weighted average remaining contractual life (Year)	4 years 91 days
Weighted average exercise price in RMB (in CNY per share)	¥ 1.1683
Exercisable shares (in shares)	2,800,000